UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	RRZ Investment Management, Inc.
Address:	Two Gateway Center
		603 Stanwix Street, Suite 2050
		Pittsburgh, PA  15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John K. Thornburgh
Title:	President & CEO
Phone:	412-209-2666
Signature, Place, and Date of Signing:
	John K. Thornburgh Pittsburgh, PA	January 22, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		67
Form 13F Information Table Value Total:	$153,681
List of Other Included Managers:
 No.	13F File Number	  Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2983 74575.00 SH       SOLE                 74575.00
Activision Inc.                COM              004930202     1729 118505.00SH       SOLE                118505.00
Ambac Incorporated             COM              023139108     2918 51885.00 SH       SOLE                 51885.00
American Intl Group            COM              026874107      323  5580.00 SH       SOLE                  5580.00
Amgen Inc                      COM              031162100     1708 35340.00 SH       SOLE                 35340.00
Anheuser Busch Cos             COM              035229103     2305 47625.00 SH       SOLE                 47625.00
Banc One Corporation           COM              06423A103     2802 76660.00 SH       SOLE                 76660.00
Bank of America Corp           COM              060505104     3436 49395.00 SH       SOLE                 49395.00
BellSouth Corp                 COM              079860102     1861 71955.00 SH       SOLE                 71955.00
Cisco Systems Inc              COM              17275R102     2219 169380.00SH       SOLE                169380.00
Citigroup Inc                  COM              172967101     2992 85033.00 SH       SOLE                 85033.00
Clear Channel Communications   COM              184502102     3009 80699.00 SH       SOLE                 80699.00
Coca-Cola Company              COM              191216100     2114 48230.00 SH       SOLE                 48230.00
Computer Sciences              COM              205363104     2658 77160.00 SH       SOLE                 77160.00
Dell Computer Corp             COM              247025109     2407 90005.00 SH       SOLE                 90005.00
Deluxe Corporation             COM              248019101     3246 77095.00 SH       SOLE                 77095.00
Dial Corporation               COM              25247D101     2501 122790.00SH       SOLE                122790.00
Dollar General                 COM              256669102     2119 177340.00SH       SOLE                177340.00
Eaton Corporation              COM              278058102      375  4800.00 SH       SOLE                  4800.00
Exelon Corporation             COM              30161N101     2632 49880.00 SH       SOLE                 49880.00
Exxon Mobil Corp.              COM              30231G102     3394 97133.99 SH       SOLE                 97133.99
Fedex Corp                     COM              31428X106     3642 67175.00 SH       SOLE                 67175.00
Fedl Natl Mtg Assn             COM              313586109     2937 45660.00 SH       SOLE                 45660.00
First Data Corp                COM              319963104     2556 72180.00 SH       SOLE                 72180.00
First Tennessee National Corp  COM              337162101     2704 75240.00 SH       SOLE                 75240.00
General Electric Co            COM              369604103     1047 43000.00 SH       SOLE                 43000.00
Gillette Company               COM              375766102     2797 92130.00 SH       SOLE                 92130.00
Guidant Corp                   COM              401698105     2577 83535.00 SH       SOLE                 83535.00
Hartford Finl Svcs Grp         COM              416515104     1189 26180.00 SH       SOLE                 26180.00
IDEC Pharmaceuticals Corp      COM              449370105      393 11845.00 SH       SOLE                 11845.00
Illinois Tool Works            COM              452308109     2734 42150.00 SH       SOLE                 42150.00
Int'l Business Mach            COM              459200101     3045 39295.00 SH       SOLE                 39295.00
Intel Corporation              COM              458140100     1321 84825.00 SH       SOLE                 84825.00
Intuit Inc                     COM              461202103      662 14110.00 SH       SOLE                 14110.00
Johnson & Johnson              COM              478160104     3604 67105.00 SH       SOLE                 67105.00
Johnson Controls Inc           COM              478366107     2487 31020.00 SH       SOLE                 31020.00
Kellogg Company                COM              487836108     3268 95350.00 SH       SOLE                 95350.00
Kimberly-Clark Corp            COM              494368103     2165 45605.00 SH       SOLE                 45605.00
King Pharmaceuticals Inc       COM              495582108      207 12020.00 SH       SOLE                 12020.00
Kohl's Corporation             COM              500255104     2638 47150.00 SH       SOLE                 47150.00
Lockheed Martin Corp           COM              539830109     3088 53480.00 SH       SOLE                 53480.00
MBNA Corporation               COM              55262L100     1914 100621.00SH       SOLE                100621.00
McGraw-Hill Inc                COM              580645109     2162 35765.00 SH       SOLE                 35765.00
Microsoft Corp                 COM              594918104     4340 83949.00 SH       SOLE                 83949.00
Morgan Stanley                 COM              617446448     2500 62630.00 SH       SOLE                 62630.00
Mylan Laboratories             COM              628530107     3425 98140.00 SH       SOLE                 98140.00
Newell Rubbermaid              COM              651229106      867 28600.00 SH       SOLE                 28600.00
Newfield Exploration Co        COM              651290108     2872 79680.00 SH       SOLE                 79680.00
Occidental Petroleum           COM              674599105     3100 108970.00SH       SOLE                108970.00
Old Republic Intl Corp         COM              680223104     1882 67230.00 SH       SOLE                 67230.00
Oracle Systems Corp            COM              68389X105     1734 160595.00SH       SOLE                160595.00
Oxford Health Plans Inc        COM              691471106     1417 38885.00 SH       SOLE                 38885.00
P G & E Corp                   COM              69331C108      178 12800.00 SH       SOLE                 12800.00
PPG Industries Inc             COM              693506107     3098 61775.00 SH       SOLE                 61775.00
Pfizer Incorporated            COM              717081103     4145 135595.00SH       SOLE                135595.00
Pier 1 Imports Inc/Del         COM              720279108     2960 156360.00SH       SOLE                156360.00
Pittston Brink's Gr            COM              725701106     2556 138320.00SH       SOLE                138320.00
Storage Technology Corp        COM              862111200      823 38420.00 SH       SOLE                 38420.00
Tektronix Inc                  COM              879131100      631 34710.00 SH       SOLE                 34710.00
Thermo Electron Corp           COM              883556102     3336 165785.00SH       SOLE                165785.00
US Oncology Inc                COM              90338W103      692 79800.00 SH       SOLE                 79800.00
Verizon Comm                   COM              92343V104     3603 92976.00 SH       SOLE                 92976.00
Viacom Inc CL B                COM              925524308     2751 67500.00 SH       SOLE                 67500.00
Wal-Mart Stores Inc            COM              931142103      719 14225.00 SH       SOLE                 14225.00
Watson Pharmaceuticals Inc.    COM              942683103     2737 96830.00 SH       SOLE                 96830.00
Wells Fargo & Co               COM              949746101     2113 45090.00 SH       SOLE                 45090.00
Wyeth                          COM              983024100     2329 62275.00 SH       SOLE                 62275.00